FINANCIAL INSTRUMENTS (Details 2) - U S [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Foreign exchange exposure	R$ 777,947	R$ (148,990)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Foreign exchange exposure	(3,449,813)	(2,737,340)
Currency risk [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	4,409,760	2,655,350
Currency risk [member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(67,000)	(67,000)
Currency risk [member] | Exchange Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(115,000)
Cash And Cash Equivalents Overseas [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	1,191,036	1,656,271
Trade receivables [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	315,920	212,424
FinancialInvestmentsMember | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	26,930	23,748
Borrowings And Financing [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(4,594,471)	(3,866,290)
Trade Payables [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(366,149)	(613,961)
Others [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	R$ (23,079)	R$ (149,532)